Consolidated Statements Of Changes In Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY [Abstract]
Navios Acquisition - Program related expenses	$ 3,364
Expenses of repurchase of preferred stock	$ 318